Taxes (Details ) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current income tax	$ 18,531	$ (35,588)	$ (3,387)
Deferred income tax	45,986	29,617	(73,230)
Income tax from continuing operations	$ 64,517	$ (5,971)	$ (76,617)